UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-21914
RIVERSOURCE SHORT TERM INVESTMENTS SERIES, INC.

(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center, Minneapolis, Minnesota	55474

(Address of principal executive offices)	(Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 7/31
Date of reporting period: 10/31

Portfolio of Investments
RiverSource Short Term Cash Fund
Oct. 31, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
U.S. Government Agencies (32.3%)

		Amount
	Effective	Payable at
Issuer	Yield	Maturity		Value(a)
Federal Home Loan Bank Disc Nts
11-04-09	0.12%	$100,000,000	(f)	$99,998,388
11-27-09	0.15	100,000,000	(f)	99,988,749
12-09-09	0.11	50,000,000	(f)	49,994,042
12-16-09	0.11	70,000,000	(f)	69,990,161
12-23-09	0.11	80,000,000	(f)	79,986,456
12-24-09	0.07	50,000,000	(f)	49,994,750
08-27-10	0.70	30,000,000	(f)	30,000,000
11-02-10	0.55	40,000,000		40,000,000
Federal Home Loan Mtge Corp Disc Nts
12-01-09	0.25	27,000,000	(f)	26,994,188
Federal Natl Mtge Assn Disc Nts
12-02-09	0.07	45,000,000	(f)	44,997,200
12-17-09	0.11	100,000,000	(f)	99,985,639
12-30-09	0.11	70,000,000	(f)	69,987,167

Total U.S. Government Agencies (Cost: $761,916,740)				761,916,740

Certificates of Deposit (2.7%)

		Amount
	Effective	payable at
Issuer	yield	maturity	Value(a)
Royal Bank of Canada
11-02-09	0.10%	$62,600,000	$62,600,000

Total Certificates of Deposit (Cost: $62,600,000)			$62,600,000

Floating Rate Notes (3.0%)(b)

		Amount
	Effective	payable at
Issuer	yield	maturity		Value(a)
Federal Home Loan Mtge Corp Disc Nts
02-09-10	0.32	35,000,000	(f)	35,000,000
10-10-10	0.08	35,000,000		35,000,000

Total Floating Rate Notes (Cost: $70,000,000)				$70,000,000

Commercial Paper (54.1%)

		Amount
	Effective	Payable at
Issuer	Yield	Maturity		Value(a)
Asset-Backed (24.9%)
Amsterdam Funding
12-18-09	0.25%	$50,000,000		$49,983,333
Bryant Park Funding LLC
11-16-09	0.18	50,000,000		49,995,778
11-25-09	0.19	25,000,000		24,996,701
Chariot Funding LLC
12-07-09	0.20	50,000,000		49,989,722
Falcon Asset Securitization LLC
11-20-09	0.16	50,000,000		49,995,278
FCAR Owner Trust Series I
11-12-09	0.61	50,000,000		49,989,167
Jupiter Securitization LLC
11-17-09	0.18	35,000,000	(d)	34,996,860
Old Line Funding LLC
12-02-09	0.25	25,000,000		24,994,444
Salisbury Receivables LLC
11-09-09	0.17	70,000,000	(d)	69,996,676
Sheffield Receivables
11-18-09	0.22	50,000,000	(d)	49,994,250
12-10-09	0.22	50,000,000	(d)	49,987,778
Thunder Bay Funding LLC
12-03-09	0.25	31,975,000		31,967,672
Windmill Funding
12-14-09	0.24	50,000,000		49,985,333

Total				586,872,992

Banking (21.3%)
Bank of America
11-02-09	0.07	27,500,000		27,499,847
Barclays US Funding LLC
11-10-09	0.12	50,000,000		49,998,194
11-20-09	0.13	30,000,000		29,997,833
BNP Paribas Finance
11-02-09	0.07	32,300,000		32,299,803
HSBC USA
12-02-09	0.17	25,000,000		24,996,222
01-27-10	0.22	50,000,000		49,973,111
JPMorgan Chase Funding
11-30-09	0.16	40,000,000	(d)	39,994,667
Lloyds TSB Bank
11-02-09	0.08	100,000,000		99,999,333
Royal Bank of Scotland
11-02-09	0.32	35,000,000		34,999,086
12-04-09	0.24	35,000,000		34,992,067
Royal Bank of Scotland Group
12-01-09	0.35	30,000,000		29,990,700
Westpac Banking
11-03-09	0.22	50,000,000	(d)	49,998,792

Total				504,739,655

Life Insurance (3.2%)
Metlife Short Term Funding LLC
11-02-09	0.16	25,000,000		24,999,681
11-13-09	0.19	25,000,000	(d)	24,998,194
11-23-09	0.39	25,000,000		24,993,611

Total				74,991,486

		Amount
	Effective	Payable at
Issuer	Yield	Maturity		Value(a)
Non Captive Diversified (3.4%)
General Electric Capital
11-02-09	0.05	50,000,000		49,999,805
General Electric Capital Services
11-17-09	0.16	30,000,000		29,997,592

Total				79,997,397

Retailers (1.3%)
Wal-Mart Stores
12-07-09	0.09	30,000,000	(d)	29,997,225

Total Commercial Paper (Cost: $1,276,598,755)				$1,276,598,755

U.S. Government-Insured Debt (8.9%) (d)

	Coupon	Principal
Issuer	rate	amount	Value(a)
Straight-A Funding LLC
U.S. Treasury Govt Guaranty (c)
11-16-09	0.26%	$50,000,000	$49,994,000
12-10-09	0.23	50,736,000	50,723,034
01-11-10	0.21	65,146,000	65,118,640
01-12-10	0.20	20,159,000	20,150,824
01-13-10	0.21	25,000,000	24,989,208

Total U.S. Government-Insured Debt (Cost: $210,975,706)			$210,975,706

Bonds (0.8%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Asset-Backed
Chrysler Financial Auto Securitization Trust
Series 2009-A Cl A1
07-15-10	1.01%	$18,272,834	(e)	$18,272,834

Total Bonds (Cost: $18,272,834)				$18,272,834

Investments of Cash Collateral Received for Securities on Loan (26.2%)

	Shares	Value(a)
Cash Collateral Reinvestment Fund (2.8%)
JPMorgan Prime Money Market Fund	65,732,497	$65,732,497

	Coupon	Principal
Issuer	rate	amount	Value(a)
Asset-Backed Commercial Paper (4.7%)
Antalis US Funding
11-06-09	0.22%	$9,999,572	$9,999,572
Belmont Funding LLC
11-03-09	0.52	11,998,787	11,998,787
Cancara Asset Securitization LLC
11-16-09	0.30	19,989,501	19,989,501
01-20-10	0.28	14,989,383	14,989,383
Ebbets Funding LLC
11-20-09	0.50	4,997,847	4,997,847

	Coupon	Principal
Issuer	Rate	Amount	Value(a)
Elysian Funding LLC
11-05-09	0.45	$9,999,125	$9,999,125
Grampian Funding LLC
12-01-09	0.29	16,164,084	16,164,084
Rheingold Securitization
11-03-09	0.31	14,999,354	14,999,354
12-16-09	0.38	4,995,936	4,995,936
Scaldis Capital LLC
11-19-09	0.26	2,999,415	2,999,415

Total			111,133,004

Certificates of Deposit (16.7%)
Banco Espirito Santo E Comm London
11-03-09	0.29	19,998,872	19,998,872
Banco Popular Espanol
11-02-09	0.30	4,998,542	4,998,542
11-09-09	0.29	6,498,168	6,498,168
11-13-09	0.29	7,498,128	7,498,128
11-19-09	0.29	9,997,181	9,997,181
Banco Santander NY
11-09-09	0.41	3,000,000	3,000,000
Bank of Austria
11-16-09	0.29	9,997,342	9,997,342
Bank of Tokyo UFJ London
12-21-09	0.37	20,000,264	20,000,264
Bayrische Hypo-Und Vereinsbank NY
01-04-10	0.50	9,000,000	9,000,000
02-01-10	0.43	5,000,000	5,000,000
BNP Paribas Seoul
11-06-09	0.23	10,000,000	10,000,000
Caisse de Depots et Consignment Paris
12-10-09	0.31	9,992,170	9,992,170
01-28-10	0.27	4,996,552	4,996,552
Caixa Geral Deposit London
01-08-10	0.35	5,000,000	5,000,000
Calyon London
11-19-09	0.35	9,991,064	9,991,064
Clydesdale Bank
12-01-09	0.38	12,491,957	12,491,957
12-16-09	0.30	10,000,000	10,000,000
Credit Indusrial et Comm London
11-18-09	0.37	4,000,000	4,000,000
11-27-09	0.39	10,000,128	10,000,128
12-10-09	0.39	10,000,126	10,000,126
Credit Industrial ET Commercial
01-06-10	0.38	5,000,000	5,000,000
Danske Bank Copenhagen
11-24-09	0.32	20,000,000	20,000,000
Dexia Credit Local DU France
11-09-09	0.43	24,990,746	24,990,746
11-16-09	0.40	2,500,000	2,500,000
Jyske
12-10-09	0.44	14,983,335	14,983,335
Mizuho London
12-15-09	0.33	10,000,000	10,000,000
Natixis
12-08-09	0.30	14,992,379	14,992,379

	Coupon	Principal
Issuer	Rate	Amount	Value(a)
Norinchukin Bank NY
11-20-09	0.41	$30,000,000	$29,999,999
NyKredit
01-05-10	0.45	20,000,000	20,000,000
Raiffeisen Zentralbank Oest Vienna
11-03-09	0.29	25,000,000	25,000,000
Royal Bank of Scotland London
01-22-10	0.30	9,992,090	9,992,090
Sumitomo Mitsui Banking Corp Brussels
11-19-09	0.44	20,000,000	20,000,000
01-19-10	0.34	5,000,000	5,000,000
Ulster Bank Ireland, Dublin
12-15-09	0.53	10,000,000	10,000,000

Total			394,919,043

Commercial Paper (1.8%)
BTM Capital
11-06-09	0.38	1,999,261	1,999,261
01-22-10	0.40	4,994,833	4,994,833
Citigroup Funding
11-09-09	0.33	14,995,188	14,995,188
KBC Financial Products
11-02-09	0.48	19,990,764	19,990,764

Total			41,980,046

Repurchase Agreements (0.2%)
Morgan Stanley
11-02-09	0.25	5,000,000	5,000,000

Total Investments of Cash Collateral Received for Securities on Loan (Cost: $618,764,590)			$618,764,590

Total Investments in Securities (Cost: $3,019,128,625)(g)			$3,019,128,625

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 2 to the financial statements in the most recent Annual Report dated July 31, 2009.

(b)	Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Oct. 31, 2009. The maturity date disclosed represents the final maturity. For purposes of Rule 2a-7, maturity is the later of the next put or interest rate reset date.

(c)	Funding for this debt is provided by the Federal Financing Bank, which is funded by the U.S. Department of the Treasury.

(d)	Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security has been determined to be liquid under guidelines established by the Fund’s Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2009, the value of these securities amounted to $560,940,148 or 23.8% of net assets.

(e)	Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security may be determined to be liquid under guidelines established by the Fund’s Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Oct. 31, 2009, the value of these securities amounted to $18,272,834 or 0.8% of net assets.

(f)	At Oct. 31, 2009, security was partially or fully on loan.

(g)	Also represents the cost of securities for federal income tax purposes at Oct. 31, 2009.
Fair Value Measurements
Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
•	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Short-term securities are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940, as amended. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and estimated cash flows, and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of Oct. 31, 2009:

	Fair value at Oct. 31, 2009
	Level 1	Level 2
	quoted prices	other	Level 3
	in active	significant	significant
	markets for	observable	unobservable
Description	identical assets	inputs	inputs	Total

Short-Term Securities
U.S. Government Agencies	$—	$761,916,740	$—	$761,916,740
Certificates of Deposit	—	62,600,000	—	62,600,000
Floating Rate Notes	—	70,000,000	—	70,000,000
Commercial Paper	—	1,276,598,755	—	1,276,598,755
U.S. Government-Insured Debt	—	210,975,706	—	210,975,706

Total Short-Term Securities	—	2,382,091,201	—	2,382,091,201

Bonds
Asset-Backed Securities	—	18,272,834	—	18,272,834

Total Bonds	—	18,272,834	—	18,272,834

Other
Investments of Cash Collateral Received for Securities on Loan (a)	65,732,497	553,032,093	—	618,764,590

Total Other	65,732,497	553,032,093	—	618,764,590

Total	$65,732,497	$2,953,396,128	$—	$3,019,128,625

(a)	Asset categories for Investments of Cash Collateral are identified in the Portfolio of Investments.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RiverSource Short Term Investments Series, Inc.

By	/s/ Patrick T. Bannigan

Patrick T. Bannigan
President and Principal Executive Officer

Date	December 29, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan

Patrick T. Bannigan
President and Principal Executive Officer

Date	December 29, 2009

By	/s/ Jeffrey P. Fox

Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date	December 29, 2009